Investment Contracts - Additional Information (Detail) € in Millions, £ in Billions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 GBP (£)	Jan. 01, 2018 EUR (€)	[1]
Disclosure of investment contracts general account [Line Items]
Investment contracts liabilities	€ 18,594	€ 18,048	[1]		€ 16,943
BlackRock Part VII [member]
Disclosure of investment contracts general account [Line Items]
Investment contracts liabilities		€ 18,400		£ 16.3

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.